PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 31, 2019
PROPERTY AND EQUIPMENT [abstract]
PROPERTY AND EQUIPMENT
9.	PROPERTY AND EQUIPMENT

As at January 31, 2019, the details of the Company’s property and equipment are as follows:

	Leasehold	Furniture	Computer	Machinery &	Total
	improvements	& fixtures	equipment	equipment
Cost
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Assets from acquisition	1,352,393	416,609	66,358	511,769	2,347,129
Additions	107,402	62,255	30,427	7,995	208,079
Disposals	-	-	-	(90,100)	(90,100)
Balance, January 31, 2019	$1,459,795	$478,864	$96,785	$429,664	$2,465,108
Accumulated Depreciation
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Depreciation expense	(301,583)	(65,074)	(7,619)	(8,822)	(383,098)
Disposals	-	-	-	-	-
Balance, January 31, 2019	$(301,583)	$(65,074)	$(7,619)	$(8,822)	$(383,098)
Carrying amount, January 31, 2019	$1,158,212	$413,790	$89,166	$420,842	$2,082,010

Assets no longer in use by the Company with a net book value of $90,100 were disposed of for $nil proceeds during 2019, resulting in a loss on disposal of $90,100 recorded in the consolidated statement of loss and comprehensive loss.

Total depreciation expense for the year ended January 31, 2019 is $383,098 (2018 - $nil). Of the total expense, $354,560 was allocated to inventory during the year ended January 31, 2019 (2018 - $nil).